Schedule of Due to Related Party Transactions (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Mr Michael Lau [Member]
Related Party Transaction [Line Items]
Relationship	Executive Director and Chief Technology Officer
Total	$ 4,160	£ 3,291	£ 1,718,182
Mr Kevin Cox [Member]
Related Party Transaction [Line Items]
Relationship	Executive Director and Chief Executive Officer
Total			216,885
Related Party [Member]
Related Party Transaction [Line Items]
Total	$ 4,160	£ 3,291	£ 1,935,067